Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Statement of comprehensive income [abstract]
Profit after taxation from Continuing and Discontinued operations	$ 7,126	$ 10,506	$ 33,055
Hedges:
Gains/(losses) taken to equity	100	(302)	(914)
(Gains)/losses transferred to the income statement	(125)	283	881
Exchange fluctuations on translation of foreign operations taken to equity		(3)	(5)
Exchange fluctuations on translation of foreign operations transferred to income statement			(54)
Tax recognised within other comprehensive income	8	6	10
Total items that may be reclassified subsequently to the income statement	(17)	(16)	(82)
Items that will not be reclassified to the income statement:
Re-measurement gains/(losses) on pension and medical schemes	6	(5)	24
Equity investments held at fair value	(7)		(8)
Tax recognised within other comprehensive income		1	(9)
Total items that will not be reclassified to the income statement	(1)	(4)	7
Total other comprehensive loss	(18)	(20)	(75)
Total comprehensive income	7,108	10,486	32,980
Attributable to non-controlling interests	669	1,063	2,160
Attributable to BHP shareholders	$ 6,439	$ 9,423	$ 30,820